STOCKHOLDER'S EQUITY - Preferred Shares (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDER'S EQUITY
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0